Supplementary Cash Flow Information - Partial Cash Paid for Investing and Financing Activities (Detail) $ in Thousands, $ in Thousands		12 Months Ended
	Oct. 31, 2016 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)	Dec. 31, 2017 USD ($)	Oct. 31, 2016 USD ($)
Statement of cash flows [abstract]
Purchase in property, plant and equipment		$ 4,849,331	$ 163,608	$ 4,690,995	$ 3,644,560
Add: Beginning balance of payable to contractors and equipment suppliers		839,983	28,339	523,962	1,307,459
Add: Beginning balance of lease payable		94,952	3,204
Less: Ending balance of payable to contractors and equipment suppliers		(878,065)	(29,624)	(647,486)	(523,962)
Less: Ending balance of lease payable		(84,192)	(2,841)	(96,006)
Less: Transfer from prepaid equipment (shown as "Other non-current assets")		(139,304)	(4,700)
Cash paid for acquisition of property, plant and equipment		4,682,705	157,986	4,471,465	4,428,057
Repurchase of shares				1,007,654	1,862,362
Less: Beginning balance of prepayment for the repurchase of shares					(421,003)
Cash paid for purchase of treasury stock				1,007,654	$ 1,441,359
Net assets acquired from ChipMOS Bermuda				12,987,736
Less: Issuance of shares				(9,779,426)
Cash consideration	$ 3,208,310			3,208,310			$ 101,657
Directly attributable transaction cost	133,311			133,311
Cash paid for capital reorganization	$ 3,341,621			$ 3,341,621
Disposal of a subsidiary		2,166,151	73,082
Add: Ending balance of other payables		64,393				$ 2,173
Less: Cash and cash equivalents of discontinued operations		(449,331)				$ (15,160)
Cash received from disposal of a subsidiary		$ 1,781,213	$ 60,095